SCHEDULE OF ISSUANCES OF SERIES B PREFERRED STOCK AND ASSOCIATED LIQUIDATION PREFERENCES (Details) - USD ($) $ / shares in Units, $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Preferred stock, Original issue price	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, Shares authorized	31,304,495	31,304,495	31,304,495
Preferred stock, Shares issued	0	3,721,394	3,721,394
Preferred stock, Shares outstanding	0	3,721,394	3,721,394
Preferred Stock [Member]
Preferred stock, Shares authorized		20,000,000
Preferred stock, Shares issued
Preferred stock, Shares outstanding
Preferred stock, Liquidation preference balance
Series B-1-A Preferred Stock [Member]
Preferred stock, Original issue price		$ 27.6000
Preferred stock, Shares authorized		217,391
Preferred stock, Shares issued		25,693
Preferred stock, Shares outstanding		25,693
Preferred stock, Liquidation preference balance		$ 709
Series B-1-B Preferred Stock [Member]
Preferred stock, Original issue price		$ 0.6555
Preferred stock, Shares authorized		379,774
Preferred stock, Shares issued		126,591
Preferred stock, Shares outstanding		126,591
Preferred stock, Liquidation preference balance		$ 83
Series B-1-C Preferred Stock [Member]
Preferred stock, Original issue price		$ 0.7281
Preferred stock, Shares authorized		4,234,991
Preferred stock, Shares issued		1,411,664
Preferred stock, Shares outstanding		1,411,664
Preferred stock, Liquidation preference balance		$ 1,028
Series B-1-D Preferred Stock [Member]
Preferred stock, Original issue price		$ 1.1553
Preferred stock, Shares authorized		772,597
Preferred stock, Shares issued		257,532
Preferred stock, Shares outstanding		257,532
Preferred stock, Liquidation preference balance		$ 298
Series B-1-E Preferred Stock [Member]
Preferred stock, Original issue price		$ 1.2837
Preferred stock, Shares authorized		4,618,667
Preferred stock, Shares issued		1,539,556
Preferred stock, Shares outstanding		1,539,556
Preferred stock, Liquidation preference balance		$ 1,976
Series B-1-F Preferred Stock [Member]
Preferred stock, Original issue price		$ 1.4565
Preferred stock, Shares authorized		1,071,984
Preferred stock, Shares issued		357,328
Preferred stock, Shares outstanding		357,328
Preferred stock, Liquidation preference balance		$ 520
Series B-1-G Preferred Stock [Member]
Preferred stock, Original issue price		$ 26.4000
Preferred stock, Shares authorized		9,091
Preferred stock, Shares issued		3,030
Preferred stock, Shares outstanding		3,030
Preferred stock, Liquidation preference balance		$ 80
Series B Preferred Stock [Member]
Preferred stock, Shares authorized		31,304,495
Preferred stock, Shares issued		3,721,394
Preferred stock, Shares outstanding		3,721,394
Preferred stock, Liquidation preference balance		$ 4,694